UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment |_|; Amendment Number: _______

     This Amendment (Check only one): |_| is a restatement.
                                      |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Accipiter Capital Management, LLC
Address: 666 5th Avenue, 35th Floor
         New York, New York 10103

Form 13F File Number: 28-10741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Gabe Hoffman
Title: Managing Member
Phone: 212-705-8700

Signature, Place, and Date of Signing:

       /s/ Gabe Hoffman, New York, NY, February 14, 2012

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         1
                                                ---------------

Form 13F Information Table Entry Total:                   25
                                                ---------------

Form 13F Information Table Value Total:             $129,828
                                                ---------------
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          No.  Form 13F File Number     Name

          1    28-11738                 Gabe Hoffman
        -----  -----------------------  -----------------------

                                                     FORM 13F INFORMATION TABLE
                                                                                                                 VOTING AUTHORITY
                                                                                                                 ----------------
                                  TITLE OF              VALUE    SHRS OR    SH/   PUT/  INVESTMENT   OTHER
  NAME OF ISSUER                    CLASS    CUSIP     (X$1000)  PRN AMT    PRN   CALL  DISCRETION  MANAGERS   SOLE    SHARED   NONE
  --------------                    -----    -----     --------  -------    ---   ----  ----------  --------   ----    ------   ----
AETNA INC                            COM     00817Y108   8,130     192,692  S/H         OTHER          1        -      192,692   -
AMARIN CORPORATION PLC               COM     023111206     519      69,263  S/H         OTHER          1        -       69,263   -
ASSISTED LIVING CONCEPTS INC        CL A     04544X300   1,193      80,100  S/H         OTHER          1        -       80,100   -
BIOMARIN PHARMACEUTICA COM           COM     09061G101   8,046     234,025  S/H         OTHER          1        -      234,025   -
CAREFUSION CORP                      COM     14170T101   4,347     171,061  S/H         OTHER          1        -      171,061   -
CIGNA CORP COM                       COM     125509109   9,026     214,913  S/H         OTHER          1        -      214,913   -
COMMUNITY HEALTH SYSTEMS             COM     203668108   4,967     284,654  S/H         OTHER          1        -      284,654   -
COVENTRY HEALTH CARE INC             COM     222862104   4,777     157,302  S/H         OTHER          1        -      157,302   -
CUTERA INC                           COM     232109108   4,793     643,368  S/H         OTHER          1        -      643,368   -
ECHO THERAPEUTICS INC              COM NEW   421924309      79      35,000  S/H         OTHER          1        -       35,000   -
FIVE STAR QUALITY CARE INC           COM     33832D106   4,192   1,397,358  S/H         OTHER          1        -    1,397,358   -
HCA HOLDINGS INC                     COM     40412C101   9,922     450,386  S/H         OTHER          1        -      450,386   -
HEALTH MGMT ASSOC INC CL A          CL A     421933102  14,155   1,920,571  S/H         OTHER          1        -    1,920,571   -
HEALTHSOUTH CORP                     COM     421924309  17,911   1,013,637  S/H         OTHER          1        -    1,013,637   -
LIFEPOINT HOSPITALS COM              COM     53219L109   3,161      85,100  S/H         OTHER          1        -       85,100   -
MELA SCIENCES                        COM     55277R100     127      34,422  S/H         OTHER          1        -       34,422   -
MYLAN LABORATORIES INC               COM     628530107   6,180     287,977  S/H         OTHER          1        -      287,977   -
PACIRA PHARMACEUTICALS INC           COM     695127100   2,200     254,322  S/H         OTHER          1        -      254,322   -
RTI BIOLOGICS INC                    COM     74975N105     330      74,289  S/H         OTHER          1        -       74,289   -
SANOFI-AVENTIS                       ADR     80105N105   6,365     174,180  S/H         OTHER          1        -      174,180   -
SERVICE CORPORATION INTERNATIONAL    COM     817565104   1,389     130,449  S/H         OTHER          1        -      130,449   -
STEWART ENTERPRISES INC             CL A     860370105   7,200   1,250,000  S/H         OTHER          1        -    1,250,000   -
TEVA PHARM ADR                       ADR     881624209   6,598     163,488  S/H         OTHER          1        -      163,488   -
TRANSCEPT PHARMACEUTICALS IN         COM     89354M106     173      22,063  S/H         OTHER          1        -       22,063   -
ZIMMER HLDGS                         COM     98956P102   4,048      75,771  S/H         OTHER          1        -       75,771   -